Condensed Financial Information of Deswell Industries, Inc. (Details) - Condensed Income Statement - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed Income Statements, Captions [Line Items]
Income before income taxes	$ 2,059	$ 8,232	$ 8,231
Income taxes	255	(165)	475
Net income	2,059	8,232	8,231
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries	2,488	8,661	9,442
Operating expenses	429	429	1,211
Income before income taxes	2,059	8,232	8,231
Income taxes
Net income	2,059	8,232	8,231
Share of other comprehensive income (loss) of subsidiaries